Memorandum items	12 Months Ended
Dec. 31, 2019
Memorandum items
Memorandum items

26 Memorandum items

Contingent liabilities and commitments

The amounts shown in the table below are intended only to provide an indication of the volume of business outstanding at 31 December 2019. Although RBS Group is exposed to credit risk in the event of a customer’s failure to meet its obligations, the amounts shown do not, and are not intended to, provide any indication of RBS Group’s expectation of future losses.

		More than	More than
		1 year but	3 years but
	Less than	less than	less than	Over
	1 year	3 years	5 years	5 years	2019	2018
	£m	£m	£m	£m	£m	£m

Guarantees	1,015	427	218	1,097	2,757	3,952
Other contingent liabilities	1,134	600	161	583	2,478	3,052
Standby facilities, credit lines and other commitments	59,878	21,054	31,664	7,164	119,760	119,879
Contingent liabilities and commitments	62,027	22,081	32,043	8,844	124,995	126,883

Banking commitments and contingent obligations, which have been entered into on behalf of customers and for which there are corresponding obligations from customers, are not included in assets and liabilities. RBS Group’s maximum exposure to credit loss, in the event of its obligation crystallising and all counterclaims, collateral or security proving valueless, is represented by the contractual nominal amount of these instruments included in the table above. These commitments and contingent obligations are subject to RBS Group’s normal credit approval processes.

Guarantees – RBS Group gives guarantees on behalf of customers. A financial guarantee represents an irrevocable undertaking that RBS Group will meet a customer’s specified obligations to third party if the customer fails to do so. The maximum amount that RBS Group could be required to pay under a guarantee is its principal amount as disclosed in the table above. RBS Group expects most guarantees it provides to expire unused.

Other contingent liabilities - these include standby letters of credit, supporting customer debt issues and contingent liabilities relating to customer trading activities such as those arising from performance and customs bonds, warranties and indemnities.

Standby facilities and credit lines - under a loan commitment, RBS Group agrees to make funds available to a customer in the future. Loan commitments, which are usually for a specified term, may be unconditionally cancellable or may persist, provided all conditions in the loan facility are satisfied or waived. Commitments to lend include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and unutilised overdraft facilities.

Other commitments - these include documentary credits, which are commercial letters of credit providing for payment by RBS Group to a named beneficiary against presentation of specified documents, forward asset purchases, forward deposits placed and undrawn note issuance and revolving underwriting facilities, and other short-term trade related transactions.

Contractual obligations for future expenditure not provided for in the accounts

The following table shows contractual obligations for future expenditure not provided for in the accounts at the year end.

	2019	2018
	£m	£m
Capital expenditure on property, plant and equipment	20	17
Contracts to purchase goods or services (1)	614	541
	634	558

Note:

(1)	Of which due within 1 year: £285 million (2018 - £253 million).

Trustee and other fiduciary activities

In its capacity as trustee or other fiduciary role, RBS Group may hold or place assets on behalf of individuals, trusts, companies, pension schemes and others. The assets and their income are not included in RBS Group’s financial statements. RBS Group earned fee income of £250 million (2018 - £257 million; 2017 - £244 million) from these activities.

The Financial Services Compensation Scheme

The Financial Services Compensation Scheme (FSCS), the UK’s statutory fund of last resort for customers of authorised financial services firms, pays compensation if a firm is unable to meet its obligations. The FSCS funds compensation for customers by raising management expenses levies and compensation levies on the industry. In relation to protected deposits, each deposit-taking institution contributes towards these levies in proportion to their share of total protected deposits on 31 December of the year preceding the scheme year (which runs from 1 April to 31 March), subject to annual maxima set by the Prudential Regulation Authority. In addition, the FSCS has the power to raise levies on a firm that has ceased to participate in the scheme and is in the process of ceasing to be authorised for the costs that it would have been liable to pay had the FSCS made a levy in the financial year it ceased to be a participant in the scheme.

The FSCS had borrowed from HM Treasury to fund compensation costs associated with the failure of Bradford & Bingley, Heritable Bank, Kaupthing Singer & Friedlander, Landsbanki ‘Icesave’ and London Scottish Bank plc. The industry has now repaid all outstanding loans with the final £4.7 billion being repaid in June 2018. The loan was interest bearing with the reference rate being the higher of 12 month LIBOR plus 111 basis points or the relevant gilt rate for the equivalent cost of borrowing from HMT.

RBS Group has accrued £1.8 million for its share of estimated FSCS levies.

Litigation, investigations and reviews

RBSG plc and certain members of RBS Group are party to legal proceedings and the subject of investigation and other regulatory and governmental action ('Matters') in the United Kingdom (UK), the United States (US), the European Union (EU) and other jurisdictions.

RBS Group recognises a provision for a liability in relation to these Matters when it is probable that an outflow of economic benefits will be required to settle an obligation resulting from past events, and a reliable estimate can be made of the amount of the obligation.

In many proceedings and investigations, it is not possible to determine whether any loss is probable, or to estimate reliably the amount of any loss, either as a direct consequence of the relevant proceedings and investigations or as a result of adverse impacts or restrictions on RBS Group's reputation, businesses and operations. Numerous legal and factual issues may need to be resolved, including through potentially lengthy discovery and document production exercises and determination of important factual matters, and by addressing novel or unsettled legal questions relevant to the proceedings in question, before a liability can reasonably be estimated for any claim. RBS Group cannot predict if, how, or when such claims will be resolved or what the eventual settlement, damages, fine, penalty or other relief, if any, may be, particularly for claims that are at an early stage in their development or where claimants seek substantial or indeterminate damages.

There are situations where RBS Group may pursue an approach that in some instances leads to a settlement agreement. This may occur in order to avoid the expense, management distraction or reputational implications of continuing to contest liability, or in order to take account of the risks inherent in defending claims or investigations, even for those Matters for which RBS Group believes it has credible defences and should prevail on the merits. The uncertainties inherent in all such Matters affect the amount and timing of any potential outflows for both Matters with respect to which provisions have been established and other contingent liabilities.

The future outflow of resources in respect of any Matter may ultimately prove to be substantially greater than or less than the aggregate provision that RBS Group has recognised. Where (and as far as) liability cannot be reasonably estimated, no provision has been recognised.

RBS Group expects that in future periods, additional provisions, settlement amounts and customer redress payments will be necessary, in amounts that are expected to be substantial in some instances.

For a discussion of certain risks associated with RBS Group's litigation, investigations and reviews, see the Risk Factor relating to legal, regulatory and governmental actions and investigations set out on page 297.

Litigation

Residential mortgage-backed securities (RMBS) litigation in the US

RBS Group companies continue to defend RMBS-related claims in the US in which plaintiffs allege that certain disclosures made in connection with the relevant offerings of RMBS contained materially false or misleading statements and/or omissions regarding the underwriting standards pursuant to which the mortgage loans underlying the RMBS were issued. The remaining RMBS lawsuits against RBS Group companies consist of cases filed by the Federal Home Loan Bank of Seattle and the Federal Deposit Insurance Corporation that together involve the issuance of less than US$1billion of RMBS issued primarily from 2005 to 2007. A case filed by the Federal Home Loan Bank of Boston was settled during 2019. In addition, NatWest Markets Securities Inc. ('NWMSI') previously agreed to settle a purported RMBS class action entitled New Jersey Carpenters Health Fund v. Novastar Mortgage Inc. et al. for US$55.3 million. This was paid into escrow pending court approval of the settlement, which was granted on 11 March 2019, but which is now the subject of an appeal by a class member who does not want to participate in the settlement.

London Interbank Offered Rate (LIBOR) and other rates litigation

NWM Plc and certain other members of RBS Group, including RBSG plc, are defendants in a number of class actions and individual claims pending in the United States District Court for the Southern District of New York (SDNY) with respect to the setting of LIBOR and certain other benchmark interest rates. The complaints allege that certain members of RBS Group and other panel banks violated various federal laws, including the US commodities and antitrust laws, and state statutory and common law, as well as contracts, by manipulating LIBOR and prices of LIBOR-based derivatives in various markets through various means.

Several class actions relating to USD LIBOR, as well as more than two dozen non-class actions concerning USD LIBOR, are part of a co-ordinated proceeding in the SDNY. In December 2016, the SDNY held that it lacks personal jurisdiction over NWM Plc with respect to certain claims. As a result of that decision, all RBS Group companies have been dismissed from each of the USD LIBOR-related class actions (including class actions on behalf of over-the-counter plaintiffs, exchange-based purchaser plaintiffs, bondholder plaintiffs, and lender plaintiffs), but seven non-class cases in the co-ordinated proceeding remain pending against RBS Group defendants. The dismissal of RBS Group companies for lack of personal jurisdiction is the subject of a pending appeal to the United States Court of Appeals for the Second Circuit. In September 2019, RBS Group companies reached a settlement in principle to resolve the class action on behalf of bondholder plaintiffs (those who held bonds issued by non-defendants on which interest was paid from 2007 to 2010 at a rate expressly tied to USD LIBOR). The settlement is subject to documentation and court approval. The amount of the settlement is covered by an existing provision.

Among the non-class claims dismissed by the SDNY in December 2016 were claims that the Federal Deposit Insurance Corporation (FDIC) had asserted on behalf of certain failed US banks. In July 2017, the FDIC, on behalf of 39 failed US banks, commenced substantially similar claims against RBS Group companies and others in the High Court of Justice of England and Wales. The action alleges that the defendants breached English and European competition law, as well as asserting common law claims of fraud under US law.

In addition, there are two class actions relating to JPY LIBOR and Euroyen TIBOR, both pending before the same judge in the SDNY. In the first class action, which relates to Euroyen TIBOR futures contracts, the court dismissed the plaintiffs' antitrust claims in March 2014, but declined to dismiss their claims under the Commodity Exchange Act for price manipulation. The Commodity Exchange Act claims are now the subject of a further motion to dismiss on the ground that they are impermissibly extraterritorial.The second class action relates to other derivatives allegedly tied to JPY LIBOR and Euroyen TIBOR. The court dismissed that case in March 2017 on the ground that the plaintiffs lack standing. The plaintiffs have commenced an appeal of that decision.

In addition to the above, five other class action complaints were filed against RBS Group companies in the SDNY, each relating to a different reference rate. The SDNY dismissed all claims against NWM Plc in the case relating to Euribor for lack of personal jurisdiction in February 2017. The SDNY dismissed, for various reasons, the case relating to the Singapore Interbank Offered Rate and Singapore Swap Offer Rate on 26 July 2019, the case relating to Pound Sterling LIBOR on 16 August 2019, and the case relating to Swiss Franc LIBOR on 16 September 2019. Plaintiffs are appealing each of these four dismissals to the United States Court of Appeals for the Second Circuit. In the fifth class action, which relates to the Australian Bank Bill Swap Reference Rate, the SDNY dismissed all claims against RBS Group companies for lack of personal jurisdiction on 26 November 2018, but plaintiffs have filed an amended complaint, which is the subject of a further motion to dismiss.

NWM Plc has also been named as a defendant in a motion to certify a class action relating to LIBOR in the Tel Aviv District Court in Israel. NWM Plc has filed a motion for cancellation of service. If the motion is successful then the current action will be brought to an end, although the claimants may seek to re-raise the claim in the future. If the motion is unsuccessful, or the claimants seek to re-raise the claims at a later date, NWM Plc may seek to file other potentially dispositive motions.

NWM Plc was defending a claim for £446.7 million in the High Court of Justice of England and Wales brought by London Bridge Holdings Ltd and others,which was settled on confidential terms in November 2019 without admission of liability.

Details of UK litigation claims in relation to the alleged mis-sale of interest rate hedging products (IRHPs) involving LIBOR-related allegations are set out under 'Interest rate hedging products and similar litigation' on page 254.

In January 2019, a class action antitrust complaint was filed in the SDNY alleging that the defendants (USD ICE LIBOR panel banks and affiliates) have conspired to suppress USD ICE LIBOR from 2014 to the present by submitting incorrect information to ICE about their borrowing costs. The RBS Group defendants are RBSG plc, NWM Plc, NWMSI, and NWB Plc. A motion to dismiss was filed by the defendants in August 2019, and remains pending before the court.

FX antitrust litigation

NWM Plc, NWMSI and / or RBSG plc, are defendants in several cases relating to NWM Plc's foreign exchange (FX) business, each of which is pending before the same federal judge in the SDNY.

In 2015, NWM Plc paid US$255 million to settle the consolidated antitrust class action on behalf of persons who entered into over-the-counter FX transactions with defendants or who traded FX instruments on exchanges. That settlement received final court approval in August 2018. On 7 November 2018, some members of the settlement class who opted out of the settlement filed their own non-class complaint in the SDNY asserting antitrust claims against NWM Plc, NWMSI and other banks. On 31 December 2018, some of the same claimants, as well as others, filed proceedings in the High Court of Justice of England and Wales, asserting competition claims against NWM Plc and several other banks. The claim was served on 25 April 2019.

Two other FX-related class actions remain pending in the SDNY. First, there is a class action on behalf of 'consumers and end-user businesses,' which is proceeding against NWM Plc in the discovery phase following the SDNY's denial of the defendants' motions to dismiss in March 2018. Second, there is a class action on behalf of 'indirect purchasers' of FX instruments (which plaintiffs define as persons who transacted FX instruments with retail foreign exchange dealers that transacted directly with defendant banks). In January 2020, the parties in this case reached a settlement subject to agreement on non-monetary terms, documentation, and court approval. A provision has been established to cover the amount that NWM Plc would pay pursuant to the settlement.

On 27 May 2019, a class action was filed in the Federal Court of Australia against NWM Plc and other banks on behalf of persons who bought or sold currency through FX spots or forwards between 1 January 2008 and 15 October 2013 with a total transaction value exceeding AUS $0.5 million. RBSG plc has been named in the action as a ‘cartel party’, but is not a defendant. The claim was served on 28 June 2019.

On 29 July and 11 December 2019, two separate applications seeking opt-out collective proceedings orders were filed in the UK Competition Appeal Tribunal ('the CAT') against RBSG plc, NWM Plc and other banks. Both applications have been brought on behalf of persons who, between 18 December 2007 and 31 January 2013, entered into a relevant FX spot or outright forward transaction in the EEA with a relevant financial institution or on an electronic communications network. It is anticipated that the CAT will determine which of the two opt-out applications should be permitted to represent the class.

Two motions to certify FX-related class actions have been filed in the Tel Aviv District Court in Israel. RBSG plc and NWMSI have been named as defendants in the first motion. RBS plc has been named in the second. These motions have been consolidated but not yet served on the named RBS Group companies.

Certain other foreign exchange transaction related claims have been or may be threatened. RBS Group cannot predict whether any of these claims will be pursued, but expects that some may.

Government securities antitrust litigation

NWMSI and certain other US broker-dealers are defendants in a consolidated antitrust class action pending in the SDNY on behalf of persons who transacted in US Treasury securities or derivatives based on such instruments, including futures and options. The plaintiffs allege that defendants rigged the US Treasury securities auction bidding process to deflate prices at which they bought such securities and colluded to increase the prices at which they sold such securities to plaintiffs. The defendants’ motion to dismiss this matter remains pending. Class action antitrust claims commenced in March 2019 are pending in the SDNY against NWM Plc, NWMSI and other banks in respect of Euro-denominated bonds issued by European central banks (EGBs). The complaints allege a conspiracy among dealers of EGBs to widen the bid-ask spreads they quoted to customers, thereby increasing the prices customers paid for the EGBs or decreasing the prices at which customers sold the bonds. The class consists of those who purchased or sold EGBs in the US between 2007 and 2012. The defendants have filed a motion to dismiss this matter, which remains pending.

Swaps antitrust litigation

NWM Plc and other members of RBS Group, including RBSG plc, as well as a number of other interest rate swap dealers, are defendants in several cases pending in the SDNY alleging violations of the US antitrust laws in the market for interest rate swaps. There is a consolidated class action complaint on behalf of persons who entered into interest rate swaps with the defendants, as well as non-class action claims by three swap execution facilities (TeraExchange, Javelin, and trueEx). The plaintiffs allege that the swap execution facilities would have successfully established exchange-like trading of interest rate swaps if the defendants had not unlawfully conspired to prevent that from happening through boycotts and other means. Fact discovery in these cases is complete, and the class plaintiffs have filed a motion for class certification, which as of January 2020 is fully briefed.

In addition, in June 2017, TeraExchange filed a complaint against RBS Group companies, including RBSG plc, as well as a number of other credit default swap dealers, in the SDNY. TeraExchange alleges it would have established exchange-like trading of credit default swaps if the defendant dealers had not engaged in an unlawful antitrust conspiracy. On 1 October 2018, the court dismissed all claims against RBS Group companies.

Madoff

NWM N.V. is a defendant in two actions filed by Irving Picard, as trustee for the bankruptcy estates of Bernard L. Madoff and Bernard L. Madoff Investment Securities LLC, in bankruptcy court in New York. In both cases, the trustee alleges that certain transfers received by NWM N.V. amounted to fraudulent conveyances that should be clawed back for the benefit of the Madoff estate.

In the primary action, filed in December 2010, the trustee is asking the bankruptcy court for leave to file an amended complaint, seeking to clawback a total of US$276.3 million in redemptions that NWM N.V. allegedly received from certain Madoff feeder funds and certain swap counterparties. NWM N.V. is opposing the motion for leave to file an amended complaint and otherwise will seek dismissal of the claims. In the second action, filed in October 2011, the trustee seeks to recover an additional US$21.8 million . In November 2016, the bankruptcy court dismissed this case on international comity grounds, and that decision was appealed. On 25 February 2019, the United States Court of Appeals for the Second Circuit reversed the bankruptcy court’s decision. If the U.S. Supreme Court declines to review the matter, the case will return to the bankruptcy court for further proceedings.

Interest rate hedging products and similar litigation

RBS Group is dealing with a number of active litigation claims in the UK in relation to the alleged mis-selling of interest rate hedging products (IRHPs). In general, claimants allege that the relevant IRHPs were mis-sold to them, with some also alleging that misrepresentations were made in relation to LIBOR. Claims have been brought by customers who were considered under the UK Financial Conduct Authority (FCA) redress programme for IRHPs, as well as customers who were outside of the scope of that programme, which was closed to new entrants in March 2015. RBS Group remains exposed to potential claims from customers who were either ineligible to be considered for redress or who are dissatisfied with their redress offers.

Separately, NWM Plc is defending claims filed in France by three French local authorities relating to structured interest rate swaps. NWM N.V. was named as a co-defendant in two of the three claims. The plaintiffs allege, among other things, that the swaps are void for being illegal transactions, that they were mis-sold, and that information / advisory duties were breached. One of the three claims is being appealed to the Supreme Court, one is being remitted from the Supreme Court to the Court of Appeal for reconsideration of one aspect, and one remains to be heard before the lower court.

Tax dispute

HMRC issued a tax assessment in 2012 against RBSG plc for approximately £86 million regarding a value-added-tax ('VAT') matter in relation to the trading of European Union Allowances ('EUAs') by a joint venture subsidiary in 2009. RBSG plc has lodged an appeal, which is still to be heard, before the First-tier Tribunal (Tax), a specialist tax tribunal, challenging the assessment (the 'Tax Dispute'). In the event that the assessment is upheld, interest and costs would be payable, and a penalty of up to 100 per cent of the VAT held to have been legitimately denied by HMRC could also be levied. Separately, NWM Plc is a named defendant in civil proceedings before the High Court of Justice of England and Wales brought in 2015 by ten companies (all in liquidation) (the 'Liquidated Companies') and their respective liquidators (together, 'the Claimants'). The Liquidated Companies previously traded in EUAs in 2009 and are alleged to be defaulting traders within (or otherwise connected to) the EUA supply chains forming the subject of the Tax Dispute. The Claimants claim approximately £71.4 million plus interest and costs and allege that NWM Plc dishonestly assisted the directors of the Liquidated Companies in the breach of their statutory duties and/or knowingly participated in the carrying on of the business of the Liquidated Companies with intent to defraud creditors. The trial in that matter concluded on 20 July 2018 and judgment is awaited.

US Anti-Terrorism Act litigation

NWB Plc is defending lawsuits filed in the United States District Court for the Eastern District of New York by a number of US nationals (or their estates, survivors, or heirs) who were victims of terrorist attacks in Israel. The plaintiffs allege that NWB Plc is liable for damages arising from those attacks pursuant to the US Anti-Terrorism Act because NWB Plc previously maintained bank accounts and transferred funds for the Palestine Relief & Development Fund, an organisation which plaintiffs allege solicited funds for Hamas, the alleged perpetrator of the attacks.

In October 2017, the trial court dismissed claims against NWB Plc with respect to two of the 18 terrorist attacks at issue. In March 2018, the trial court granted a request by NWB Plc for leave to file a renewed summary judgment motion in respect of the remaining claims, and in March 2019, the court granted summary judgment in favour of NWB Plc. The plaintiffs have commenced an appeal of the judgment to the United States Court of Appeals for the Second Circuit.

NWM N.V. and certain other financial institutions, are defendants in several actions pending in the United States District Courts for the Eastern and Southern Districts of New York, filed by a number of US nationals (or their estates, survivors, or heirs), most of whom are or were US military personnel, who were killed or injured in attacks in Iraq between 2003 and 2011. NWM Plc is also a defendant in some of these cases.

The attacks at issue in the cases were allegedly perpetrated by Hezbollah and certain Iraqi terror cells allegedly funded by the Islamic Republic of Iran. According to the plaintiffs’ allegations, the defendants are liable for damages arising from the attacks because they allegedly conspired with Iran and certain Iranian banks to assist Iran in transferring money to Hezbollah and the Iraqi terror cells, in violation of the US Anti-Terrorism Act, by agreeing to engage in ‘stripping’ of transactions initiated by the Iranian banks so that the Iranian nexus to the transactions would not be detected.

The first of these actions was filed in the United States District Court for the Eastern District of New York in November 2014. On 16 September 2019, the district court dismissed the case, finding that the claims were deficient for several reasons, including lack of sufficient allegations as to the alleged conspiracy and causation. The plaintiffs are appealing the decision to the United States Court of Appeals for the Second Circuit. Another action, filed in the SDNY in 2017, was dismissed on 28 March 2019 on similar grounds. The dismissal is subject to re-pleading by the plaintiffs or appeal. Other follow-on actions that are substantially similar to the two that have now been dismissed are pending in the same courts.

Securities underwriting litigation

NWMSI is an underwriter defendant in several securities class actions in the US in which plaintiffs generally allege that an issuer of public debt or equity securities, as well as the underwriters of the securities (including NWMSI), are liable to purchasers for misrepresentations and omissions made in connection with the offering of such securities.

Investigations and reviews

RBS Group's businesses and financial condition can be affected by the actions of various governmental and regulatory authorities in the UK, the US, the EU and elsewhere. RBS Group has engaged, and will continue to engage, in discussions with relevant governmental and regulatory authorities, including in the UK, the US, the EU and elsewhere, on an ongoing and regular basis, and in response to informal and formal inquiries or investigations, regarding operational, systems and control evaluations and issues including those related to compliance with applicable laws and regulations, including consumer protection, business conduct, competition / anti-trust, anti-bribery, anti-money laundering and sanctions regimes.

The NatWest Markets business in particular has been providing, and continues to provide, information regarding a variety of matters, including, for example, the setting of benchmark rates and related derivatives trading, conduct in the foreign exchange market, and various issues relating to the issuance, underwriting, and sales and trading of fixed-income securities, including structured products and government securities, some of which have resulted, and others of which may result, in investigations or proceedings.

Any matters discussed or identified during such discussions and inquiries may result in, among other things, further inquiry or investigation, other action being taken by governmental and regulatory authorities, increased costs being incurred by RBS Group, remediation of systems and controls, public or private censure, restriction of RBS Group's business activities and/or fines. Any of the events or circumstances mentioned in this paragraph or below could have a material adverse effect on RBS Group, its business, authorisations and licences, reputation, results of operations or the price of securities issued by it.

RBS Group is co-operating fully with the investigations and reviews described below.

US investigations relating to fixed-income securities

In the US, RBS Group companies have in recent years been involved in investigations relating to, among other things, issuance, underwriting and trading in RMBS and other mortgage-backed securities and collateralised debt obligations (CDOs).

Investigations by the US Department of Justice (DoJ) and several state attorneys general relating to the issuance and underwriting of RMBS were previously resolved. Certain other state attorneys general have sought information regarding similar issues, and RBS Group is aware that at least one such investigation is ongoing.

In October 2017, NWMSI entered into a non-prosecution agreement (NPA) with the United States Attorney for the District of Connecticut (USAO) in connection with alleged misrepresentations to counterparties relating to secondary trading in various forms of asset-backed securities. In the NPA, the USAO agreed not to file criminal charges relating to certain conduct and information described in the NPA , conditioned on NWMSI and affiliated companies complying with the NPA's reporting and conduct requirements during its term, including by not engaging in conduct during the NPA that the USAO determines was a felony under federal or state law or a violation of the anti-fraud provisions of the United States securities law.

The RBS Group’s NatWest Markets business is currently responding to a separate criminal investigation by the USAO concerning unrelated securities trading in 2018 by certain former traders of NWM Plc, involving alleged spoofing, which was reported in connection with the NPA. In January 2020, the NPA was extended for a fourth time (for three additional months) to accommodate advanced discussions with the USAO and the DoJ concerning potential resolution of the criminal investigation into alleged spoofing as well as the impact of that conduct and any such resolution on the status of the NPA and the potential consequences thereof. The duration and outcome of these matters remain uncertain, including in respect of whether settlement may be reached. Material adverse collateral consequences, in addition to further substantial costs and the recognition of further provisions may occur depending on the outcome of the investigation, as further described in the Risk Factor relating to legal, regulatory and governmental actions and investigations set out on page 297.

Foreign exchange related investigations

In May and June 2019, RBSG plc and NWM Plc reached settlements totalling approximately EUR 275 million in connection with the EC and certain other related competition law investigations into FX trading. The aggregate amount was fully covered by existing provisions in NWM Plc. NWM Plc continues to co-operate with ongoing investigations from competition authorities on similar issues relating to past FX trading. The exact timing and amount of future financial penalties, related risks and collateral consequences remain uncertain and may be material.

In 2014 and 2015, NWM Plc paid significant penalties to resolve investigations into its FX business by the FCA, the CFTC, the DoJ, and the Board of Governors of the Federal Reserve System (Federal Reserve). As part of its plea agreement with the DoJ, NWM Plc pled guilty to a one-count information charging an antitrust conspiracy occurring between as early as December 2007 to at least April 2010. NWM Plc admitted that it knowingly, through one of its Euro/US dollar currency traders, joined and participated in a conspiracy to eliminate competition in the purchase and sale of the Euro/US dollar currency pair exchanged in the FX spot market. On 5 January 2017, the United States District Court for the District of Connecticut imposed a sentence on NWM Plc consisting of a US$395 million fine and a three-year probation, which ended in January 2020.

As part of the settlement with the Federal Reserve, NWM Plc and NWMSI entered into a cease and desist order (the FX Order). In the FX Order, which is publicly available and will remain in effect until terminated by the Federal Reserve, NWM Plc and NWMSI agreed to take certain remedial actions with respect to FX activities and certain other designated market activities, including the creation of an enhanced written internal controls and compliance programme, an improved compliance risk management programme, and an enhanced internal audit programme. NWM Plc and NWMSI are obligated to implement and comply with these programmes as approved by the Federal Reserve, and are also required to conduct, on an annual basis, a review of applicable compliance policies and procedures and a risk-focused sampling of key controls.

FCA review of RBS Group's treatment of SMEs

In 2014, the FCA appointed an independent Skilled Person under section 166 of the Financial Services and Markets Act 2000 to review RBS Group's treatment of SME customers whose relationship was managed by RBS Group's Global Restructuring Group (GRG) in the period 1 January 2008 to 31 December 2013.

The Skilled Person delivered its final report to the FCA during September 2016, and the FCA published an update in November 2016. In response, RBS Group announced redress steps for SME customers in the UK and the Republic of Ireland that were in GRG between 2008 and 2013. These steps were (i) an automatic refund of certain complex fees; and (ii) a new complaints process, overseen by an independent third party. The complaints process has since closed to new complaints.

RBS Group's remaining provisions in relation to these matters at 31 December 2019 were £106 million.

In July 2018, the FCA confirmed that it had concluded its investigation and that it did not intend to take disciplinary or prohibitory action against any person in relation to these matters. On 13 June 2019, the FCA published a full report explaining how it had reached that conclusion.

Investment advice review

As a result of an FSA review in 2013, the FCA required RBS Group to carry out a past business review and customer contact exercise on a sample of historic customers who received investment advice on certain lump sum products, during the period from March 2012 to December 2012. The review was conducted under section 166 of the Financial Services and Markets Act 2000. Redress was paid to certain customers in that sample group.

RBS Group later agreed with the FCA that it would carry out a wider review/remediation exercise relating to certain investment, insurance and pension sales from 1 January 2011 to 1 April 2015. That exercise is now complete. Phase 2 (covering sales in 2010) started in April 2018 and, with the exception of a small cohort of former customers for whom there is an extended completion date, was materially completed by the end of 2019, with full completion and formal closure expected by the end of June 2020.

In addition, RBS Group agreed with the FCA that it would carry out a remediation exercise, for a specific customer segment who were sold a particular structured product. Redress was paid to certain customers who took out the structured product. This remediation activity was completed in December 2019.

RBS Group’s remaining provisions in relation to these matters at 31 December 2019 were less than £10 million.

During October 2019, the FCA notified RBS Group of its intention to appoint a Skilled Person under section 166 of the Financial Services and Markets Act 2000 to conduct a review of whether RBS Group's past business review of investment advice provided during 2010 to 2015 was subject to appropriate governance and accountability and led to appropriate customer outcomes. RBS Group is co-operating with the Skilled Person's review, which is expected to conclude during Q1 2020.

Packaged accounts

RBS Group has had dedicated resources in place since 2013 to investigate and resolve packaged account complaints on an individual basis The FCA conducted a thematic review of packaged bank accounts across the UK from October 2014 to April 2016, the results of which were published in October 2016. RBS Group made amendments to its sales process and complaints procedures to address the findings from that review.

RBS Group's remaining provisions in relation to these matters at 31 December 2019 were £23 million.

FCA investigation into RBS's compliance with the Money Laundering Regulations 2007

In July 2017, the FCA notified RBS Group that it was undertaking an investigation into RBS Group's compliance with the Money Laundering Regulations 2007 in relation to certain customers. There are currently two areas under review: (1) compliance with Money Laundering Regulations in respect of Money Service Business customers; and (2) the Suspicious Transactions regime in relation to the events surrounding particular customers. The investigations in both areas are assessing both criminal and civil culpability. RBS Group is cooperating with the investigations, including responding to information requests from the FCA.

Systematic Anti-Money Laundering Programme assessment

In December 2018, the FCA commenced a Systematic Anti-Money Laundering Programme assessment of RBS Group. The FCA provided its written findings to RBS Group on 28 June 2019, and RBS Group responded on 8 August 2019. On 28 August 2019, the FCA instructed RBS Group to appoint a Skilled Person to provide assurance on financial crime governance arrangements in relation to two financial crime change programmes. RBS Group is cooperating with the Skilled Person's review, which is expected to conclude during Q1 2020. It is not yet possible to assess the likely impact of these matters.

Payment Protection Insurance (PPI)

Since 2011, RBS Group has been implementing the FCA's policy statement for the handling of complaints about the mis-selling of PPI (Policy Statement 10/12). In August 2017, the FCA's new rules and guidance on PPI complaints handling (Policy Statement 17/3) came into force. The Policy Statement introduced new, so-called 'Plevin' rules, under which customers may be eligible for redress if the bank earned a high level of commission from the sale of PPI, but did not disclose this detail at the point of sale. The Policy Statement also introduced a two year PPI deadline for making new PPI complaints, which expired on 29 August 2019.

RBS Group has made provisions totalling £6.2 billion to date for PPI claims, including an additional provision of £900 million taken at 30 September 2019, reflecting greater than predicted complaints volumes in the lead up to the 29 August 2019 deadline. £5.0 billion of these provisions had been utilised by 31 December 2019.

FCA mortgages market study

In December 2016, the FCA launched a market study into the provision of mortgages. On 26 March 2019 the final report was published. This found that competition was working well for many customers but also proposed remedies to help customers shop around more easily for mortgages. A period of consultation is underway and the FCA has indicated that it intends to provide updates on the remedies in due course.

US/Swiss tax programme

In December 2015, Coutts & Co Ltd, a member of RBS Group, incorporated in Switzerland, entered into a four-year non-prosecution agreement (the NPA) with the DoJ that required it to pay a penalty of US$78.5 million. This was entered into as part of the DoJ's programme for Swiss banks, related to its investigations of the role that Swiss banks played in concealing the assets of US tax payers in offshore accounts (US related accounts). On 20 December 2019, Coutts & Co Ltd agreed to pay an additional $US27.9 million penalty relating to additional US related accounts that is had not identified and disclosed to DOJ at the time the NPA was executed in 2015. The additional penalty amount has been paid. The four-year term of the NPA has now expired, though certain document preservation and cooperation obligations continue.

Enforcement proceedings and investigations in relation to Coutts & Co Ltd

In February 2017, the Swiss Financial Market Supervisory Authority (FINMA) took enforcement action against Coutts & Co Ltd with regard to failures of money laundering checks and controls on certain client accounts that were connected with the Malaysian sovereign wealth fund, 1MDB, and were held with Coutts & Co Ltd. FINMA accordingly required Coutts & Co Ltd to disgorge profits of CHF 6.5 million. With the exception of one administrative criminal proceeding against a former employee of Coutts & Co Ltd, there are no administrative or regulatory proceedings pending against current or former employees. In addition, the Monetary Authority of Singapore (MAS)'s supervisory examination of Coutts & Co Ltd's Singapore branch revealed breaches of anti-money laundering requirements. MAS imposed on Coutts & Co Ltd financial penalties amounting to SGD 2.4 million in December 2016.

Response to reports concerning certain historic Russian and Lithuanian transactions

Media coverage in March 2019 highlighted an alleged money laundering scheme involving Russian and Lithuanian entities between 2006 and 2013. The media reports alleged that certain European banks, including ABN AMRO and at least one US bank, were involved in processing certain transactions associated with this scheme. RBS Group has responded to regulatory requests for information.

Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC

In December 2015, the Central Bank of Ireland (CBI) announced that it had written to a number of lenders requiring them to put in place a robust plan and framework to review the treatment of customers who had been sold mortgages with a tracker interest rate, or with a tracker interest rate entitlement. The CBI stated that the intended purpose of the review was to identify any cases where customers' contractual rights under the terms of their mortgage agreements were not fully honoured, or where lenders did not fully comply with various regulatory requirements and standards regarding disclosure and transparency for customers. The CBI required Ulster Bank Ireland DAC (UBI DAC), a member of RBS Group incorporated in the Republic of Ireland, to participate in this review. UBI DAC submitted its phase 2 report to the CBI in March 2017, identifying impacted customers. The redress and compensation phase (phase 3) has now concluded although an appeals process is currently anticipated to run until at least the end of 2020.

RBS Group has made provisions totalling €312 million (£266 million) to date for this matter, of which €269 million (£229 million) had been utilised by 31 December 2019.

Separately, in April 2016, the CBI notified UBI DAC that it was also commencing an investigation under its Administrative Sanctions Procedure into suspected breaches of the Consumer Protection Code 2006 during the period 4 August 2006 to 30 June 2008 in relation to certain customers who switched from tracker mortgages to fixed rate mortgages. This investigation remains ongoing and UBI DAC continues to co-operate with the CBI.

As part of an internal review of the wider retail and commercial loan portfolios extending from the tracker mortgage examination programme, UBI DAC identified further legacy business issues. A programme remains ongoing to identify and remediate impacted customers. RBS Group has made provisions totalling €167 million (£142 million), of which €111 million (£94 million) had been utilised by 31 December 2019.